Schedule of investments
Delaware Fund for Income
June 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 86.21%
Banking — 2.46%
Barclays 6.125% 12/15/25 μ, ψ	2,125,000	$2,357,411
Deutsche Bank 6.00% 10/30/25 μ, ψ	3,000,000	3,183,750
Popular 6.125% 9/14/23	1,658,000	1,794,951
SVB Financial Group 4.10% 2/15/31 μ, ψ	2,070,000	2,101,040
		9,437,152
Basic Industry — 8.03%
Allegheny Technologies 5.875% 12/1/27	825,000	867,108
Avient 144A 5.75% 5/15/25 #	1,947,000	2,060,296
Chemours 144A 5.75% 11/15/28 #	1,995,000	2,136,685
First Quantum Minerals
144A 6.875% 10/15/27 #	1,270,000	1,385,506
144A 7.25% 4/1/23 #	1,750,000	1,786,102
144A 7.50% 4/1/25 #	2,005,000	2,085,471

Freeport-McMoRan 5.45% 3/15/43	1,730,000	2,116,932
Hudbay Minerals 144A 6.125% 4/1/29 #	970,000	1,034,263
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	2,135,000	2,165,915
M/I Homes 4.95% 2/1/28	1,781,000	1,862,258
New Gold 144A 7.50% 7/15/27 #	1,945,000	2,112,756
NOVA Chemicals 144A 4.25% 5/15/29 #	1,980,000	2,002,443
Novelis
144A 4.75% 1/30/30 #	560,000	588,700
144A 5.875% 9/30/26 #	897,000	934,230

Olin 5.00% 2/1/30	1,090,000	1,165,532
PowerTeam Services 144A 9.033% 12/4/25 #	3,820,000	4,206,775
Vedanta Resources Finance II 144A 8.95% 3/11/25 #	970,000	954,184
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)

Venator Finance 144A 5.75% 7/15/25 #	1,440,000	$1,420,106
		30,885,262
Capital Goods — 4.23%
ARD Finance PIK 144A 6.50% 6/30/27 #, >	1,975,000	2,077,858
Bombardier 144A 7.50% 12/1/24 #	1,135,000	1,187,499
Granite US Holdings 144A 11.00% 10/1/27 #	1,060,000	1,185,997
Intertape Polymer Group 144A 4.375% 6/15/29 #	2,090,000	2,122,040
Madison IAQ 144A 5.875% 6/30/29 #	1,805,000	1,838,844
Spirit AeroSystems 144A 5.50% 1/15/25 #	2,115,000	2,253,638
Terex 144A 5.00% 5/15/29 #	2,305,000	2,405,844
TransDigm 144A 6.25% 3/15/26 #	1,945,000	2,054,406
Vertical Holdco 144A 7.625% 7/15/28 #	1,050,000	1,141,549
		16,267,675
Communications — 7.70%
Altice Financing 144A 5.00% 1/15/28 #	1,445,000	1,420,413
Altice France Holding 144A 6.00% 2/15/28 #	3,030,000	3,021,455
Cincinnati Bell 144A 7.00% 7/15/24 #	1,450,000	1,492,768
Connect Finco 144A 6.75% 10/1/26 #	2,890,000	3,059,816
Consolidated Communications
144A 5.00% 10/1/28 #	935,000	949,726
144A 6.50% 10/1/28 #	935,000	1,007,701

Frontier Communications Holdings 144A 5.875% 10/15/27 #	1,180,000	1,265,550
LCPR Senior Secured Financing DAC 144A 6.75% 10/15/27 #	1,375,000	1,485,612

NQ-QIV [6/21] 8/21 (1751140)    1

Schedule of investments
Delaware Fund for Income (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

Level 3 Financing 144A 4.25% 7/1/28 #	2,385,000	$2,423,375
Sable International Finance 144A 5.75% 9/7/27 #	1,370,000	1,443,507
Sprint
7.625% 3/1/26	1,325,000	1,619,985
7.875% 9/15/23	2,745,000	3,121,960
T-Mobile USA
3.375% 4/15/29	1,090,000	1,127,522
3.50% 4/15/31	615,000	637,017

Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	1,915,000	1,948,513
Zayo Group Holdings 144A 6.125% 3/1/28 #	3,500,000	3,579,240
		29,604,160
Consumer Cyclical — 12.26%
Allison Transmission 144A 5.875% 6/1/29 #	1,810,000	1,985,570
Bloomin' Brands 144A 5.125% 4/15/29 #	2,040,000	2,098,650
Boyd Gaming 4.75% 12/1/27	2,260,000	2,341,925
Caesars Entertainment
144A 6.25% 7/1/25 #	1,290,000	1,369,012
144A 8.125% 7/1/27 #	1,095,000	1,219,228
Carnival
144A 5.75% 3/1/27 #	3,730,000	3,911,837
144A 7.625% 3/1/26 #	2,690,000	2,925,375
Ford Motor
8.50% 4/21/23	1,440,000	1,608,768
9.00% 4/22/25	490,000	604,731
Ford Motor Credit
3.375% 11/13/25	945,000	981,099
4.542% 8/1/26	1,205,000	1,313,872
5.584% 3/18/24	1,085,000	1,189,648

General Motors Financial 5.70% 9/30/30 μ, ψ	775,000	869,938
Jaguar Land Rover Automotive
144A 4.50% 10/1/27 #	645,000	636,712
144A 5.875% 1/15/28 #	1,485,000	1,567,588
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
L Brands
6.875% 11/1/35	1,295,000	$1,641,412
6.95% 3/1/33	1,441,000	1,752,746
144A 9.375% 7/1/25 #	890,000	1,152,715

Levi Strauss & Co. 144A 3.50% 3/1/31 #	2,235,000	2,228,854
MGM Resorts International 4.75% 10/15/28	1,990,000	2,118,355
Michaels 144A 7.875% 5/1/29 #	835,000	862,138
Murphy Oil USA 144A 3.75% 2/15/31 #	1,940,000	1,920,212
PetSmart 144A 7.75% 2/15/29 #	2,340,000	2,582,775
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	3,775,000	3,958,276
Scientific Games International
144A 7.25% 11/15/29 #	1,000,000	1,130,645
144A 8.25% 3/15/26 #	1,723,000	1,850,037

Six Flags Entertainment 144A 4.875% 7/31/24 #	1,310,000	1,324,737
		47,146,855
Consumer Non-Cyclical — 2.51%
JBS USA LUX 144A 5.50% 1/15/30 #	2,475,000	2,771,257
Kraft Heinz Foods 5.20% 7/15/45	1,765,000	2,195,248
Post Holdings
144A 5.50% 12/15/29 #	1,325,000	1,423,958
144A 5.75% 3/1/27 #	1,150,000	1,204,625

Rent-A-Center 144A 6.375% 2/15/29 #	1,920,000	2,065,440
		9,660,528
Energy — 13.34%
Apache
4.75% 4/15/43	1,333,000	1,388,859
4.875% 11/15/27	1,015,000	1,100,661

2    NQ-QIV [6/21] 8/21 (1751140)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	1,950,000	$1,952,437
144A 7.00% 11/1/26 #	915,000	960,407
CNX Resources
144A 6.00% 1/15/29 #	2,165,000	2,343,861
144A 7.25% 3/14/27 #	1,010,000	1,083,700

Crestwood Midstream Partners 144A 6.00% 2/1/29 #	2,451,000	2,570,486
DCP Midstream Operating 5.125% 5/15/29	2,700,000	2,987,388
EQM Midstream Partners
144A 4.75% 1/15/31 #	1,255,000	1,294,771
144A 6.50% 7/1/27 #	705,000	788,134
Genesis Energy
7.75% 2/1/28	2,000,000	2,069,600
8.00% 1/15/27	3,170,000	3,334,444

Murphy Oil 6.375% 7/15/28	3,090,000	3,262,113
NuStar Logistics
6.00% 6/1/26	1,259,000	1,368,533
6.375% 10/1/30	2,368,000	2,622,903
Occidental Petroleum
3.00% 2/15/27	1,030,000	1,023,732
3.40% 4/15/26	1,000,000	1,025,305
3.50% 8/15/29	1,030,000	1,035,068
6.125% 1/1/31	1,745,000	2,055,226
6.45% 9/15/36	990,000	1,184,941
6.625% 9/1/30	1,375,000	1,651,719

PDC Energy 5.75% 5/15/26	2,418,000	2,529,059
Renewable Energy Group 144A 5.875% 6/1/28 #	185,000	194,544
Southwestern Energy 7.75% 10/1/27	1,835,000	1,993,260
Targa Resources Partners
144A 4.00% 1/15/32 #	1,555,000	1,601,650
6.50% 7/15/27	2,145,000	2,331,315

TechnipFMC 144A 6.50% 2/1/26 #	3,855,000	4,163,506
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Western Midstream Operating 4.75% 8/15/28	1,250,000	$1,354,431
		51,272,053
Financial Services — 4.91%
AerCap Holdings 5.875% 10/10/79 μ	2,670,000	2,787,333
Air Lease 4.65% 6/15/26 μ, ψ	1,900,000	1,973,625
Ally Financial
4.70% 5/15/26 μ, ψ	1,910,000	1,982,962
8.00% 11/1/31	1,420,000	2,042,356

Credit Suisse Group 144A 4.50% 9/3/30 #, μ, ψ	2,075,000	2,064,417
Hightower Holding 144A 6.75% 4/15/29 #	1,200,000	1,226,400
Midcap Financial Issuer Trust
144A 5.625% 1/15/30 #	685,000	688,500
144A 6.50% 5/1/28 #	1,985,000	2,079,863

MSCI 144A 3.625% 11/1/31 #	1,780,000	1,828,096
UBS Group 144A 4.375% 2/10/31 #, μ, ψ	2,140,000	2,191,788
		18,865,340
Healthcare — 6.75%
Bausch Health 144A 6.25% 2/15/29 #	3,095,000	3,064,979
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	2,135,000	2,191,044
CHS
144A 4.75% 2/15/31 #	1,900,000	1,909,500
144A 8.00% 3/15/26 #	1,060,000	1,143,491

DaVita 144A 4.625% 6/1/30 #	1,720,000	1,770,688
Hadrian Merger Sub 144A 8.50% 5/1/26 #	2,326,000	2,432,217
HCA
5.375% 2/1/25	1,305,000	1,473,671
5.875% 2/1/29	1,095,000	1,325,492

NQ-QIV [6/21] 8/21 (1751140)    3

Schedule of investments
Delaware Fund for Income (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Jaguar Holding II
144A 4.625% 6/15/25 #	1,075,000	$1,130,900
144A 5.00% 6/15/28 #	1,000,000	1,085,920

Organon & Co. 144A 5.125% 4/30/31 #	965,000	995,349
Ortho-Clinical Diagnostics
144A 7.25% 2/1/28 #	1,014,000	1,109,570
144A 7.375% 6/1/25 #	1,314,000	1,416,249

Surgery Center Holdings 144A 10.00% 4/15/27 #	1,065,000	1,172,586
Tenet Healthcare
144A 6.125% 10/1/28 #	1,215,000	1,298,215
6.75% 6/15/23	1,170,000	1,278,225
6.875% 11/15/31	1,005,000	1,145,881
		25,943,977
Insurance — 1.02%
GTCR AP Finance 144A 8.00% 5/15/27 #	702,000	750,084
HUB International 144A 7.00% 5/1/26 #	1,999,000	2,078,100
USI 144A 6.875% 5/1/25 #	1,079,000	1,095,741
		3,923,925
Media — 8.75%
AMC Networks 4.25% 2/15/29	1,615,000	1,631,150
Beasley Mezzanine Holdings 144A 8.625% 2/1/26 #	2,070,000	2,095,875
CCO Holdings
144A 4.50% 8/15/30 #	3,950,000	4,117,732
144A 5.375% 6/1/29 #	1,650,000	1,805,677
Clear Channel Outdoor Holdings
144A 7.50% 6/1/29 #	1,170,000	1,212,806
144A 7.75% 4/15/28 #	900,000	943,924
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
CSC Holdings
144A 4.625% 12/1/30 #	4,085,000	$4,012,941
144A 5.00% 11/15/31 #	1,785,000	1,795,978

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	2,227,000	2,332,905
Gray Television 144A 7.00% 5/15/27 #	2,435,000	2,640,782
News 144A 3.875% 5/15/29 #	640,000	647,200
Nexstar Broadcasting 144A 4.75% 11/1/28 #	1,540,000	1,584,275
Nielsen Finance
144A 4.50% 7/15/29 #	495,000	497,005
144A 4.75% 7/15/31 #	1,640,000	1,646,150

Sirius XM Radio 144A 4.00% 7/15/28 #	3,480,000	3,588,750
Terrier Media Buyer 144A 8.875% 12/15/27 #	2,850,000	3,088,873
		33,642,023
Real Estate — 1.61%
Iron Mountain
144A 5.25% 3/15/28 #	2,050,000	2,149,527
144A 5.25% 7/15/30 #	1,115,000	1,181,805

MGM Growth Properties Operating Partnership 144A 3.875% 2/15/29 #	1,695,000	1,725,824
XHR 144A 4.875% 6/1/29 #	1,090,000	1,126,788
		6,183,944
Services — 5.20%
BCPE Ulysses Intermediate PIK 144A 7.75% 4/1/27 #, «	972,000	997,627
Bidfair Holdings 144A 5.875% 6/1/29 #	1,820,000	1,849,575
Camelot Finance 144A 4.50% 11/1/26 #	2,105,000	2,209,366

4    NQ-QIV [6/21] 8/21 (1751140)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
Clarivate Science Holdings 144A 4.875% 6/30/29 #	2,510,000	$2,579,025
Gartner 144A 4.50% 7/1/28 #	1,740,000	1,839,937
Legends Hospitality Holding 144A 5.00% 2/1/26 #	1,280,000	1,336,000
Prime Security Services Borrower
144A 5.75% 4/15/26 #	1,060,000	1,173,738
144A 6.25% 1/15/28 #	3,675,000	3,913,948

United Rentals North America 5.25% 1/15/30	1,885,000	2,067,317
White Cap Buyer 144A 6.875% 10/15/28 #	1,895,000	2,030,748
		19,997,281
Technology & Electronics — 3.65%
Austin BidCo 144A 7.125% 12/15/28 #	790,000	811,101
Banff Merger Sub 144A 9.75% 9/1/26 #	2,422,000	2,552,182
BY Crown Parent 144A 4.25% 1/31/26 #	1,835,000	1,925,833
Go Daddy Operating 144A 3.50% 3/1/29 #	2,045,000	2,035,797
Microchip Technology 4.25% 9/1/25	2,120,000	2,226,350
Qorvo 144A 3.375% 4/1/31 #	970,000	1,013,844
Sensata Technologies 144A 4.00% 4/15/29 #	2,210,000	2,246,097
SS&C Technologies 144A 5.50% 9/30/27 #	1,165,000	1,237,376
		14,048,580
Transportation — 2.20%
Delta Air Lines 7.375% 1/15/26	1,590,000	1,866,860
Stena International 144A 6.125% 2/1/25 #	770,000	803,688
United Airlines Holdings 4.875% 1/15/25	3,800,000	3,947,782
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
VistaJet Malta Finance 144A 10.50% 6/1/24 #	1,680,000	$1,833,636
		8,451,966
Utilities — 1.59%
Calpine 144A 5.00% 2/1/31 #	2,240,000	2,233,280
PG&E 5.25% 7/1/30	1,910,000	1,933,560
Vistra Operations 144A 4.375% 5/1/29 #	1,950,000	1,962,187
		6,129,027
Total Corporate Bonds (cost $317,294,648)		331,459,748

Loan Agreements — 10.44%
Applied Systems 2nd Lien 6.25% (LIBOR03M + 5.50%) 9/19/25 •	5,657,608	5,752,372
Apro 4.50% (LIBOR03M + 3.75%) 11/14/26 •	963,716	963,715
Epicor Software 2nd Lien 8.75% (LIBOR01M + 7.75%) 7/31/28 •	1,346,600	1,396,677
Frontier Communications Tranche B 4.50% (LIBOR01M + 3.75%) 5/1/28 •	865,000	867,028
Gainwell Acquisition Tranche B 4.75% (LIBOR03M + 4.00%) 10/1/27 •	2,243,363	2,253,178
Global Medical Response 5.75% (LIBOR03M + 4.75%) 10/2/25 •	2,935,497	2,952,009
Green Energy Partners Tranche B-1 6.50% (LIBOR03M + 5.50%) 11/13/21 •	788,004	737,440
Green Energy Partners Tranche B-2 6.50% (LIBOR03M + 5.50%) 11/13/21 •	278,891	260,995
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	1,779,008	1,765,665
Informatica 2nd Lien 7.125% (LIBOR03M + 7.125%) 2/25/25 •	2,398,000	2,457,950

NQ-QIV [6/21] 8/21 (1751140)    5

Schedule of investments
Delaware Fund for Income (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Peraton Tranche B 1st Lien 4.50% (LIBOR01M + 3.75%) 2/1/28 •	2,094,750	$2,104,734
Precisely Software 2nd Lien 8.00% (LIBOR03M + 7.25%) 4/23/29 •	1,060,000	1,063,313
Schweitzer-Mauduit International Tranche B 4.50% (LIBOR01M + 3.75%) 1/27/28 •	1,025,000	1,013,469
Solenis International 2nd Lien 8.635% (LIBOR03M + 8.50%) 6/26/26 •	3,276,001	3,288,286
Surgery Center Holdings 4.50% (LIBOR01M + 3.75%) 8/31/26 •	2,178,153	2,190,236
Tecta America 2nd Lien 9.25% (LIBOR03M + 8.50%) 4/6/29 •	1,130,000	1,130,000
Ultimate Software Group 2nd Lien 7.50% (LIBOR03M + 6.75%) 5/3/27 •	3,644,998	3,719,418
Vantage Specialty Chemicals 1st Lien 4.50% (LIBOR03M + 3.50%) 10/28/24 •	1,367,912	1,337,348
Vantage Specialty Chemicals 2nd Lien 9.25% (LIBOR03M + 8.25%) 10/27/25 •	737,000	711,942
Verscend Holding Tranche B 4.104% (LIBOR01M + 4.00%) 8/27/25 •	4,153,325	4,170,632
Total Loan Agreements (cost $39,623,540)		40,136,407
Number of shares
Short-Term Investments — 1.31%
Money Market Mutual Funds — 1.31%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	1,257,348	1,257,348
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,257,349	$1,257,349
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	1,257,349	1,257,349
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	1,257,348	1,257,348
Total Short-Term Investments (cost $5,029,394)		5,029,394

Total Value of Securities—97.96% (cost $361,947,582)		376,625,549
Receivables and Other Assets Net of Liabilities—2.04%		7,858,220
Net Assets Applicable to 151,867,266 Shares Outstanding—100.00%		$384,483,769
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of Rule 144A securities was $230,885,419, which represents 60.05% of the Fund's net assets.
>	PIK. 100% of the income received was in the form of cash.
«	PIK. The first payment of cash and/or principal will be made after October 1, 2021.

6    NQ-QIV [6/21] 8/21 (1751140)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Summary of abbreviations:
DAC – Designated Activity Company
Summary of abbreviations: (continued)
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
PIK – Payment-in-kind
USD – US Dollar
NQ-QIV [6/21] 8/21 (1751140)    7